Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [line items]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit	Key financial performance measures of the segments including revenue, cost of revenue, and gross profit/(loss) are as follows:

	2021	2020	2019
	(in € millions)
Premium
Revenue	8,460	7,135	6,086
Cost of revenue	5,986	5,126	4,443
Gross profit	2,474	2,009	1,643
Ad-Supported
Revenue	1,208	745	678
Cost of revenue	1,091	739	599
Gross profit	117	6	79
Consolidated
Revenue	9,668	7,880	6,764
Cost of revenue	7,077	5,865	5,042
Gross profit	2,591	2,015	1,722

Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax	The reconciliation between reportable segment gross profit to the Group’s income/(loss) before tax is as follows:

	2021	2020	2019
	(in € millions)
Segment gross profit	2,591	2,015	1,722
Research and development	(912)	(837)	(615)
Sales and marketing	(1,135)	(1,029)	(826)
General and administrative	(450)	(442)	(354)
Finance income	246	94	275
Finance costs	(91)	(510)	(333)
Income/(loss) before tax	249	(709)	(131)

Summary of Revenue and Non-current Asset by Geographic Country	Revenue by country

	2021	2020	2019
	(in € millions)
United States	3,692	2,947	2,542
United Kingdom	994	836	727
Luxembourg	6	5	4
Other countries	4,976	4,092	3,491
Total	9,668	7,880	6,764

Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Summary of Revenue and Non-current Asset by Geographic Country	Non-current assets for this purpose consists of property and equipment and lease right-of-use assets.

	2021	2020	2019
	(in € millions)
Sweden	148	151	154
United States	549	504	525
United Kingdom	58	65	79
Other countries	54	37	22
Total	809	757	780